Convertible Notes (Details) - USD ($)												1 Months Ended										3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 07, 2021	May 12, 2021	Apr. 06, 2021	Feb. 11, 2021	Jan. 14, 2021	Jan. 11, 2021	Oct. 12, 2020	Sep. 03, 2020	Aug. 13, 2020	Aug. 05, 2020	Jun. 05, 2019	May 24, 2021	Apr. 19, 2021	Dec. 17, 2020	Nov. 19, 2020	Nov. 16, 2020	Nov. 02, 2020	Jul. 24, 2020	Jun. 26, 2020	Mar. 24, 2019	Aug. 22, 2018	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 01, 2021	May 28, 2021	May 25, 2021	May 21, 2021	May 20, 2021	May 17, 2021	Mar. 23, 2021	Jan. 12, 2021	Dec. 28, 2020	Dec. 09, 2019
Convertible Notes (Details) [Line Items]
Convertible terms, description																			The convertible loan will bear interest at an annual rate of eight percent (8%) with a maturity date of June 25, 2021 (the “Maturity Date”). The loan will be convertible after six months into shares of the Company’s common stock at a conversion price equal to seventy-five percent (75%) of the average of the lowest trading price for the Company’s common stock during the twenty (20) trading day period prior to the conversion date.					The convertible loan will bear interest at an annual rate of eight percent (8%) with a maturity date of June 25, 2021 (the “Maturity Date”). The loan will be convertible after six months into shares of the Company’s common stock at a conversion price equal to seventy-five percent (75%) of the average of the lowest trading price for the Company’s common stock during the twenty (20) trading day period prior to the conversion date.
Principal amount		$ 60,000		$ 55,000		$ 7,000	$ 50,000,000					$ 15,000		$ 45,000,000	$ 45,000,000	$ 10,000,000	$ 50,000,000							$ 23,100,000			$ 20,000	$ 70,000	$ 80,000	$ 70,000	$ 65,000	$ 65,000		$ 7,383,000	$ 38,100,000
Accrued interest		2,000		$ 4,000	$ 4,000	$ 1,000	$ 1,671,000					$ 11,000		4,104,000	$ 159,000	$ 30,323,000	$ 288,000
Issuance of common stock (in Shares)						7,448	18,454					11,647			32,256	28,802	23,947						10,838	22,000									2,849		36,286
Fair market value												$ 68,000
Warrants to purchase (in Shares)																						2,619
Exercise price (in Dollars per share)																						$ 21.00	$ 3.46	$ 2,619
Exercisable term																						5 years	5 years	5 years
Description of convertible notes								Investor, pursuant to which the Investor will invest an aggregate amount of $220 in two tranches, and the Company will issue convertible debentures and warrants to the Investor. The first tranche of the convertible debentures in the amount of $150 was provided upon execution of the SPA. The second tranche in the amount of $70 was provided on October 7, 2020. Each tranche of the loan bears interest at an annual rate of ten percent (10%). Each tranche of the investment bears interest at an annual rate of ten percent (10%) and will be repayable after two years. Each tranche of the investment will be convertible at any time into shares of the Company’s Common Stock at a conversion price equal to the lower of (a) $0.003 per share, or (b) 80% of the lowest the daily dollar volume-weighted average price for the Company’s Common Stock during the 10 trading days immediately preceding the conversion date. As part of the transaction, the Company will issue to the Investor warrants to purchase an aggregate of 2,619 shares of Common Stock, at an exercise price equal to $0.003. The term of each warrant is five years from the issue date. Each warrant may be exercised by cash payment or through cashless exercise by the surrender of warrant shares having a value equal to the exercise price of the portion of the warrant being exercised. The Company has undertaken to increase its authorized shares of Common Stock to at least 7,000,000,000 within 90 days of the closing. The SPA and the convertible debentures contain events of default, including, among other things, failure to repay the convertible debentures by the maturity date, and bankruptcy and insolvency events, that could result in the acceleration of the Investor’s right to convert the convertible debentures into shares of common stock.
Warrants to purchase shares of common stock (in Shares)																							2,619	169,500
Conversion price (in Dollars per share)	$ 0.80																						$ 21.00	$ 0.003
Original discount amount																			$ 9,000
Reimburse cost																			3,000
Initial investment amount																			55,000
Interest rate default	15.00%
Outstanding common stock	$ 0.0999
Outstanding Principal Amount	$ 0.05
Reimburse cost																			3,000
Initial investment amount																			55,000
Credit line interest rate																								1.50%
Common stock issued and outstanding percentage																								3.00%
Against payment																								$ 50,000,000
Estimated fair value of shares and warrants																								334,000,000
Interest expenses																									$ 215,000,000	$ 119,000,000
Convertible loan agreement, description																				Under the agreement, the Lender provided the Company with a loan in the amount of fifty thousand dollars ($50,000). The Company undertook to repay the loan principal, plus annual interest of 12%, within one year. The Lender may convert the loan plus interest into shares of the Company’s common stock at a price per share based on the lower of (a) a discount of twenty percent (20%) to the valuation of the Company at the Company’s first financing round, or (b) a one million-dollar ($1,000,000) valuation.
Reimburse cost																			3,000
Securities Purchase Agreement [Member]
Convertible Notes (Details) [Line Items]
Convertible loan											$ 1,100,000,000
Debt instrument description											The first tranche of the convertible debentures in the amount of $200,000 was provided upon execution of the SPA. The second tranche in the amount of $300,000 was provided on October 23, 2019 upon the Company filing of a Registration Statement on Form S-4 in connection with the Merger with Samsara Delaware. The third tranche in the amount of $600,000 was provided on November 18, 2019 upon consummation of the Merger with Samsara Delaware and the fulfillment of all conditions required for the Merger. The Company incurred issuance cost of $100,000 with connection to those convertible debentures.
Interest rate	10.00%										10.00%
Convertible terms, description											The principal amount together with the accrued and unpaid interest will be repayable after two years. Each tranche of the loan together with the accrued and unpaid interest (or any portion at the discretion of the Investor) will be convertible at any time six months following the issuance date, into shares of Company’s common stock at a conversion price equal to the lower of $0.003 per share or 80% of the lowest volume-weighted average price (VWAP) of Company’s share during the period of 10 days preceding the conversion date.
Convertible promissory note description				pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $55 and the accrued interest in the amount of $3 into 16,713 shares of Common Stock of the Company. The fair market value of the shares was $216.	pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $50 and the accrued interest in the amount of $4 into 38,303 shares of Common Stock of the Company. The fair market value of the shares was $64.								pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $40 and the accrued interest in the amount of $7 into 40,861 shares of Common Stock of the Company. The fair market value of the shares was $62.
Principal amount		60,000		$ 55,000,000	$ 50,000,000		$ 50,000,000		$ 75,000,000	$ 75,000,000		$ 70,000		45,000,000	$ 45,000,000	$ 10,000,000	$ 50,000,000	$ 50,000,000	67,000								$ 20,000	$ 70,000	$ 80,000	$ 70,000	$ 65,000	$ 65,000				$ 200,000,000
Accrued interest		$ 2,000		$ 3,496,000	$ 3,625,000		$ 1,671,000		$ 481,000	$ 753,000				$ 4,104,000	$ 159,000			$ 22,684,000
Issuance of common stock (in Shares)		44,202		16,713	38,303		18,454		21,522	21,644		54,407		35,074	32,256	28,802	23,947	12,979									15,559	57,837	62,138	54,386	50,611	48,316				9,988
Fair market value		$ 103,000										$ 322,000															$ 39,000	$ 164,000	$ 249,000	$ 280,000	$ 171,000	$ 85,000
Description of convertible notes			The loan will bear interest at an annual rate of ten percent (10%) and will be repayable after two years. The investment will be convertible at any time into shares of the Company’s Common Stock at a conversion price equal to the lower of (a) $3.46, or (b) 80% of the lowest the daily dollar volume-weighted average price for the Company’s Common Stock during the 10 trading days immediately preceding the conversion date.					Investor, pursuant to which the Investor will invest an aggregate amount of $220 in two tranches, and the Company will issue convertible debentures and warrants to the Investor. The first tranche of the convertible debentures in the amount of $150 was provided upon execution of the SPA. The second tranche in the amount of $70 was provided on October 7,2020. Each tranche of the loan bears interest at an annual rate of ten percent (10%). Each tranche of the investment bears interest at an annual rate of ten percent (10%) and will be repayable after two years. Each tranche of the investment will be convertible at any time into shares of the Company’s Common Stock at a conversion price equal to the lower of (a) $0.003 per share, or (b) 80% of the lowest the daily dollar volume-weighted average price for the Company’s Common Stock during the 10 trading days immediately preceding the conversion date. As part of the transaction, the Company will issue to the Investor warrants to purchase an aggregate of 2,619 shares of Common Stock, at an exercise price equal to $0.003. The term of each warrant is five years from the issue date. Each warrant may be exercised by cash payment or through cashless exercise by the surrender of warrant shares having a value equal to the exercise price of the portion of the warrant being exercised. The Company has undertaken to increase its authorized shares of Common Stock to at least 7,000,000,000 within 90 days of the closing. The SPA and the convertible debentures contain events of default, including, among other things, failure to repay the convertible debentures by the maturity date, and bankruptcy and insolvency events, that could result in the acceleration of the Investor’s right to convert the convertible debentures into shares of common stock.
Additional financing amount																			$ 925,000
Aggregate loan amount			$ 150,000
Aggregate amount											$ 1,100,000,000
Convertible debt											$ 1,100,000,000
Debt Instrument Increase Accrue Interest																$ 30,323,000	$ 288,000
Secured Loan and Service Agreement [Member]
Convertible Notes (Details) [Line Items]
Interest rate																					2.00%
Loan amount																					$ 200,000,000
Zuk [Member]
Convertible Notes (Details) [Line Items]
Convertible loan agreement, descriptions																					the Company (through a related company) entered into a Secured Loan and Service Agreement with an affiliated entity of Moshe Zuk (hereunder “Zuk”) for the finance of the ongoing working capital of the Company, according to which Zuk granted the Company a loan in the amount of $200,000. The loan bears a monthly interest at a rate of 2% paid quarterly and calculated daily. The loan was guaranteed by the Company and by one of its shareholders. In addition, Zuk granted the Company a credit line of up to $300,000 per year. The credit line shall bear a monthly interest of 1.5% of the utilized credit line. As of the date of these financial statements, the Company has not utilized such line of credit.
Lender [Member]
Convertible Notes (Details) [Line Items]
Convertible loan agreement, descriptions																				the Company entered into a Convertible Loan Agreement with Moshe Zuk (the “Lender”). Under the agreement, the Lender provided the Company with a loan in the amount of fifty thousand dollars ($50,000). The Company undertook to repay the loan principal, plus annual interest of 12%, within one year. The Lender may convert the loan plus interest into shares of the Company’s common stock at a price per share based on the lower of (a) a discount of twenty percent (20%) to the valuation of the Company at the Company’s first financing round, or (b) a one million-dollar ($1,000,000) valuation.
Convertible Promissory Note [Member]
Convertible Notes (Details) [Line Items]
Principal amount												50,000												$ 23,100,000
Accrued interest												$ 10,000
Issuance of common stock (in Shares)												47,247
Fair market value												$ 281,000
Warrants to purchase (in Shares)																						13,095	13,095	13,095
Exercise price (in Dollars per share)																						$ 21.00	$ 21.00	$ 0.003
Exercisable term																						5 years	5 years	5 years
Zuk [Member]
Convertible Notes (Details) [Line Items]
Credit line amount																								$ 300,000,000
Common stock, shares issued (in Shares)																								395,500
Common stock issued and outstanding percentage																								7.00%
Unamortized portion, net																										$ 7,000,000
Convertible Debt [Member]
Convertible Notes (Details) [Line Items]
Convertible terms, description	the Investor, pursuant to which the Investor will invest an aggregate amount of $1,250 in three tranches, and the Company will issue convertible debentures and warrants to the Investor, in which each traunch is convertible into shares of the Company’s common stock, par value $0.0001 (the “Common Stock”). The first traunch in the principal amount of $500 was issued on June 7, 2021. The second traunch in the principal amount of $500 will be issued within one (1) business day following the filing of a registration statement on Form S-1 (the “Registration Statement”) under the Securities Act of 1933, as amended, registering the Conversion Shares issuable upon conversion of the Convertible Debentures with the Securities and Exchange Commission (the “SEC”). The third traunch in the principal amount of $250 will be issued within one (1) business day following the Registration Statement having been declared effective by the SEC.																		The convertible loan will bear interest at an annual rate of eight percent (8%) with a maturity date of June 25, 2021 (the “Maturity Date”). The loan will be convertible after six months into shares of the Company’s common stock at a conversion price equal to seventy-five percent (75%) of the average of the lowest trading price for the Company’s common stock during the twenty (20) trading day period prior to the conversion date.
Common Stock [Member]
Convertible Notes (Details) [Line Items]
Issuance of common stock (in Shares)																								22,000